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                           STRATEGIC PARTNERS SERIES
                        Gateway Center Three, 4th Floor
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077



                                  May 1, 2001



VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re: Strategic Partners Series ("Registrant"), 1933 Act File No. 333-95849, 1940 Act File No. 811-9085

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses of Strategic Partners Focused Growth Fund and Strategic Partners New Era Growth Fund and the combined statement of additional information for these Funds, two series of Registrant, do not differ from those contained in Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on April 27, 2001.

     If you have any questions concerning this filing, please contact the undersigned at 973-367-1495.

                              Very truly yours,


                              /s/ George P. Attisano
                              ----------------------
                                  George P. Attisano
                                  Secretary